Related Party Transactions	3 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]

16. Related Party Transactions

The Company entered into the following related party transactions not otherwise disclosed in these financial statements:

(a) As at June 30, 2025, the Company had $0.4 million (March 31, 2025 - $0.3 million due to a director and officers) due to a director and officers for the reimbursement of expenses included in accounts payable and accrued liabilities.

(b) As at June 30, 2025, the Company had $nil (March 31, 2025 - $nil) due to a company controlled by a director of the Company included in accounts payable and accrued liabilities. For the period ended June 30, 2025, the Company paid $82 (June 30, 2024 - $64) to this company for marketing services.

Key Management Compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole.  The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers.

For the period ended June 30, 2025, key management compensation includes salaries and wages paid to key management personnel and directors of $0.4 million (period ended June 30, 2024 - $0.3 million) and share-based payments of $3 million (period ended June 30, 2024 - $0.3 million).